Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases of goods/services related party transactions	$ 71,407	$ 60,730
Sales of goods/services related party transactions	27,142	18,527
Dividend income	15,296	8,294
Amounts owing to related parties	1,559	1,686
Amounts owing from related parties	$ 1,960	$ 2,200
Directors [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	There were no transactions with directors during the year